11. Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other payables and accrued expenses
	2016	2015
	US$’000	US$’000

Dividend payables	79	84
Deposit received from customer	1,113	558
Rental deposit received	14	18
Other payables	994	764
Other tax payables	58	202
	2,258	1,626

ZHEJIANG TIANLAN
Other payables and accrued expenses
	2016	2015
	RMB’000	RMB’000

Deposit received from customers	35,225	26,749
Accrued expenses	10,116	12,104
Other payables	1,227	1,118
Deferred income	4,610	799
Amount due to a related company	5	5

	51,183	40,775

ZHEJIANG JIAHUAN
Other payables and accrued expenses
	2016	2015
	RMB’000	RMB’000

Deposit received from customers	10,979	8,768
Accrued expenses	2,795	1,210
Other payables	137	245

	13,911	10,223